UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207132-16

Central Index Key Number of issuing entity: 0001731044

Citigroup Commercial Mortgage Trust 2018-B2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC

(Central Index Key number 0001541557)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

Starwood Mortgage Funding V LLC

(Central Index Key number 0001682509)

Bank of America, National Association

(Central Index Key number 0001102113)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, Citigroup Commercial Mortgage Securities Inc., (212) 723-1295
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1.  File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.  File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc. (Depositor)

Date: February 28, 2018	/s/ Paul Vanderslice
Name: Paul Vanderslice Title: President

CGCMT 2018-B2 - Form ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document